Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Reconciliation of Principal Balances of Debt Obligations to the Balance Sheet
The Company’s long-term debt obligations consist of the following:

	December 31, 2025			December 31, 2024
($ in millions)	Principal	Debt issuance cost, net	Total	Principal	Debt issuance cost, net	Total
4.125% Senior Secured U.S. Dollar Notes due April 2026	—	—	—	750	(2)	748
3.500% Senior Secured Euro Notes due June 2026	—	—	—	779	(2)	777
6.250% Senior Secured U.S. Dollar Notes due January 2027	—	—	—	750	(2)	748
2.375% Senior Secured Euro Notes due April 2028	588	(2)	586	519	(2)	517
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(3)	747	750	(4)	746
4.250% Senior Secured Euro Notes due March 2030	588	(6)	581	519	(6)	513
5.750% Senior Secured U.S. Dollar Notes due January 2033	750	(8)	742	—	—	—
Senior Secured Notes	2,675	(18)	2,657	4,068	(18)	4,050

Euro Term Loan Facilities due January 2027	235	(1)	234	623	(5)	619
Euro Term Loan Facilities due September 2030	1,175	(6)	1,169	—	—	—
Revolving Credit Facility A due July 2027	—	—	—	163	(6)	157
Revolving Credit Facility B due July 2027	—	—	—	334	(6)	328
Long-term debt, less current portion	4,085	(25)	4,060	5,188	(35)	5,153

Euro Term Loan Facilities due January 2027	118	—	118	208	—	208
Current portion of long-term debt	118	—	118	208	—	208

Total debt	4,203	(25)	4,178	5,396	(35)	5,361

Summary of Payments due under Significant Contractual Commitments
The principal amount of long-term debt maturing over the next five years and thereafter, as of December 31, 2025, is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2026	—	118	118
2027	—	470	470
2028	—	823	823
2029	750	235	985
2030	—	1,058	1,058
2031 and thereafter	750	—	750
Total principal	1,500	2,703	4,203
Brightstar Lottery S.p.A. must repay the 2030 Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amounts (€ in millions)
September 14, 2027	200
September 14, 2028	200
September 14, 2029	200
September 14, 2030	400
Brightstar Lottery Holdings B.V. must repay its 2027 Euro Term Loan Facility in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2026	100
January 25, 2027	200

Schedule of Senior Secured Notes	The key terms of the Notes are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer(s)
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent
4.250% Senior Secured Euro Notes due March 2030	€500	4.52%	Brightstar Lottery Holdings B.V.
5.750% Senior Secured U.S. Dollar Notes due January 2033	$750	5.93%	Parent/Brightstar Global Solutions Corporation

Schedule of Revolving Credit Facilities
The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing in July 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$650
Revolving Credit Facility B	€800
(1) The Parent, Brightstar Lottery Global Solutions Corporation, Brightstar Lottery Foreign Holdings B.V., and Brightstar Lottery S.p.A. are all borrowers under the Revolving Credit Facilities.

Summary of Letters of Credit Outstanding and Weighted Average Annual Cost of Letters of Credit	The following table summarizes the letters of credit outstanding at December 31, 2025 and 2024 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2025	263	0.71%
December 31, 2024	111	1.06%
(1) There were no letters of credit outstanding under the Revolving Credit Facilities.

Schedule of Interest Expense

	For the year ended December 31,
($ in millions)	2025	2024	2023
Senior Secured Notes	129	132	143
Term Loan Facilities	43	22	26
Revolving Credit Facilities	29	53	42
Other	2	7	6
Interest expense	203	215	217
Interest income	(31)	(9)	(10)
Interest expense, net	172	206	207